Share-based compensation (Expected share-based compensation expense) (Details) $ in Millions	Dec. 31, 2018 USD ($)
2019
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	$ 58.5
2020
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	42.0
2021
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	27.4
2022
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	10.9
2023
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	$ 1.7